SCHEDULE OF OTHER LEASE INFORMATION (Details)	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Weighted-average remaining lease term - operating leases	3 years 6 months	4 years 6 months
Weighted-average discount rate - operating leases	3.625%	3.625%